Shareholder's Equity (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 19, 2019	Feb. 12, 2019	Oct. 30, 2018	Dec. 31, 2017	Nov. 01, 2016	Oct. 26, 2016	Oct. 14, 2016
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000,000	400,000,000				55,200,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	48,420,495	48,420,495	48,420,495
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000				1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Call Price Per Warrant			0.01
Share Price			$ 18.00	$ 12.00
Common Stock, Shares, Outstanding	48,420,495	48,420,495							13,800,000	11,500,000
Warrants and Rights Outstanding	$ 27,093,334	$ 27,093,334
Temporary Equity Number Of Shares Redeemed	0	0
Temporary Equity, Redemption Price Per Share				$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50						$ 11.50
Warrants and Rights Redemption Price Per Share	0.01
Minimum [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	$ 18.00	$ 18.00
Subscription Agreements [Member]
Class of Stock [Line Items]
Common Stock Shares Surrendered					231,179
GTY Merger [Member]
Class of Stock [Line Items]
Temporary Equity Number Of Shares Redeemed	11,073,040	11,073,040
Temporary Equity, Redemption Price Per Share	$ 10.29	$ 10.29
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		0
Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.50
Private Placement [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Sale Of Warrants					500,000
Warrants Issued Value					$ 250,000
Warrants Issued Price					$ 0.50
Warrants Stated Or Par Value Per Warrant					1.00
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000				400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common Stock, Shares, Issued	0	0	898,984				1,904,381
Share Price			$ 12.00
Temporary Equity, Shares Outstanding			20,289,478				53,295,619
Temporary Equity, Shares Issued			21,188,462				55,200,000
Common Stock, Shares, Outstanding	0	0	898,984				1,904,381
Temporary Equity Number Of Shares Redeemed	20,289,478	20,289,478
Temporary Equity Value Of Number Of Shares Redeemed	$ 114,000,000	$ 114,000,000
Temporary Equity Number of Shares Transferred to Permanent Equity	9,216,438	9,216,438
Temporary Equity Value Of Number of Shares Transferred to Permanent Equity	$ 88,900,000	$ 88,900,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 1,100,000
Stock Issued During Period, Shares, Acquisitions		0
Common Class A [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Shares, Issued					12,863,098
Common Stock, Value, Subscriptions					$ 126,400,000
Common Class A [Member] | Subscription Agreements [Member] | CityBase holders [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Shares, Issued					380,937
Common Stock, Value, Subscriptions					$ 3,800,000
Common Class A [Member] | GTY Merger [Member]
Class of Stock [Line Items]
Number Of Shares Exchanged During Period	22,978,520
Common Class A [Member] | Questica Exchangeco [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	2.6
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized			50,000,000				50,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001
Common Stock, Shares, Issued			13,800,000				13,800,000
Common Stock, Shares, Outstanding	0	0	13,800,000				13,800,000
Stock Issued During Period, Shares, Acquisitions		0
Common Class B [Member] | GTY Merger [Member]
Class of Stock [Line Items]
Number Of Shares Exchanged During Period	13,568,821
Number Of Shares Issued Upon Exchange	36,547,341
Common Class B [Member] | Questica Exchangeco [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	1,000,000
Series A Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	11,973,154
Redeemable Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	3,937,907
Common Class C [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued	500,000	500,000
Common Class C [Member] | Questica Exchangeco [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	0.5
Exchangeable Shares [Member] | Questica Exchangeco [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	2,161,741